EARNINGS PER SHARE - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EARNINGS PER SHARE
Profit after tax attributable to equity shareholders	£ 687	£ 517
Basic weighted average number of shares	9,234,000,000	9,234,573,831
Effect of dilutive potential shares	30,000,000
Diluted weighted average number of shares	9,264,000,000	9,235,000,000
Basic earnings per share	£ 0.074	£ 0.056
Diluted earnings per share	£ 0.074	£ 0.056